Interests in Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2025
Interests in Subsidiaries [Abstract]
Schedule of Principal Subsidiaries	Each subsidiary’s principal place of business is also its country of incorporation or registration
		Ownership interest
Name	Principal place of business / Country of incorporation	30 June 2025	30 June 2024
		%	%
Nutrigel Unit Trust	Melbourne VIC Australia	%	100.00%
Nutrigel Pty Ltd	Melbourne VIC Australia	%	100.00%
Sport Supplements Unit Trust	Melbourne VIC Australia	%	100.00%
Sport Supplements Pty Ltd	Melbourne VIC Australia	%	100.00%